SUBSEQUENT EVENTS NARRATIVE (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2029
Oaktree Capital Group LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests to acquire	62.00%
Liabilities in subsidiary or businesses acquired or disposed	$ 49.00
Percentage of cash consideration	50.00%
Percentage of equity consideration	50.00%
Ultimate ownership interest in acquiree		100.00%
Consideration paid (received)	$ 4,700
Termination fee	$ 225
Oaktree Capital Group Holdings, L.P. [Member] | Oaktree Capital Group LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	92.00%
Brookfield Class A Shares [Member] | Oaktree Capital Group LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration per share, equity units of the acquirer	1.0770